Principal accounting policies (As a lessee-Leases previously classified as finance leases) (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Principal accounting policies [abstract]
Carrying amount of the recognised assets measured under IAS 17	¥ 775
Carrying amount of the right-of-use assets at 1 January 2019	775
Carrying amount of the recognised liabilities measured under IAS 17	775
Carrying amount of the lease liabilities at 1 January 2019	¥ 775